Loans and advances to customers (Tables)	9 Months Ended
Sep. 30, 2023
Loans and advances to customers [Abstract]
Summary of balance of loans and advances to customers

	09/30/2023		12/31/2022
Credit card	8,650,139	31.99%	6,870,564	30.27%
Real estate loans	7,527,810	27.84%	6,251,812	27.54%
Personal loans	6,663,058	24.64%	5,463,783	24.07%
Business loans	3,438,526	12.71%	3,392,500	14.95%
Agribusiness loans	764,068	2.82%	719,669	3.17%
Total	27,043,601	100.00%	22,698,328	100.00%

Provision for expected loss (a)	(1,746,981)		(1,318,412)

Net balance	25,296,620		21,379,916

Summary of concentration of the portfolio of loans and advances to customers [Table Text Block]

	09/30/2023		12/31/2022
	Balance	% of Loans and advances to customers	Balance	% of Loans and advances to customers
Largest debtor	301,360	1.11%	344,660	1.52%
10 largest debtors	1,249,598	4.62%	1,431,237	6.31%
20 largest debtors	1,774,703	6.56%	1,980,249	8.72%
50 largest debtors	2,725,247	10.08%	2,734,599	12.05%
100 largest debtors	3,609,197	13.35%	3,758,241	16.56%

Summary of breakdown by maturity of loans and advances to customers [Table Text Block]

	09/30/2023	12/31/2022
Overdue by 1 day or more	3,272,155	2,817,985
To fall due in up to 3 months	3,693,838	3,381,978
To fall due between 3 to 12 months	6,910,440	5,916,020
To fall due in more than 12 months	13,167,168	10,582,345
Total	27,043,601	22,698,328

Summary of concentration by economic sector of loans and advances to customers [Table Text Block]

	09/30/2023	12/31/2022
Financial activities	1,715,974	2,427,341
Construction	1,699,388	1,392,607
Industries	1,307,863	1,359,184
Administrative activities	1,250,998	893,914
Trade	1,201,380	1,041,875
Agriculture	134,652	178,403
Other segments	1,380,087	1,781,575
Business clients	8,690,342	9,074,899
Individual clients	18,353,259	13,623,429
Total	27,043,601	22,698,328

Summary of change in gross value of loans and advances to customers by stage

Stage 1	Opening balance at 01/01/2023	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Settled contracts	Write-off for loss	Constitution/ (reversal)	Carrying amount 09/30/2023	Ending balance at	Carrying amount 12/31/2022
Credit card	5,893,995	(742,022)	(172)	66,526	82	(2,434,809)	—	4,551,359	7,334,959		5,893,995
Real estate loans	5,843,066	(991,857)	(254)	575,345	63,552	(514,602)	—	1,957,676	6,932,926		5,843,066
Personal loans	4,941,344	(211,050)	—	36,963	1,750	(557,608)	—	1,801,187	6,012,586		4,941,344
Business loans	3,378,982	(44,973)	—	23,158	—	(5,847,002)	—	5,907,390	3,417,555		3,378,982
Agribusiness loans	718,115	(5,191)	—	—	—	(399,314)	—	447,100	760,710		718,115
Total	20,775,502	(1,995,093)	(426)	701,992	65,384	(9,753,335)	—	14,664,712	24,458,736		20,775,502

Stage 2	Opening balance at 01/01/2023	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Settled contracts	Write-off for loss	Constitution/ (reversal)	Carrying amount 09/30/2023		Carrying amount 12/31/2022
Credit card	335,422	(66,526)	(1,130,714)	742,022	—	(988,714)	—	1,537,806	429,296		335,422
Real estate loans	280,633	(575,345)	(357,015)	991,857	173,535	(34,350)	—	(12,358)	466,957		280,633
Personal loans	290,510	(36,963)	(285,709)	211,050	7,736	(171,955)	—	338,448	353,117		290,510
Business loans	10,476	(23,158)	(22,797)	44,973	347	(1,725)	—	(1,727)	6,389		10,476
Agribusiness loans	—	—	—	5,191	—	(1,712)	—	(121)	3,358		—
Total	917,041	(701,992)	(1,796,235)	1,995,093	181,618	(1,198,456)	—	1,862,048	1,259,117		917,041

Stage 3	Opening balance at 01/01/2023	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Settled contracts	Write-off for loss	Constitution/ (reversal)	Carrying amount 09/30/2023		Carrying amount 12/31/2022
Credit card	641,147	(82)	—	172	1,130,714	(250,876)	(655,521)	20,330	885,884		641,147
Real estate loans	128,113	(63,552)	(173,535)	254	357,015	(98,849)	(18,318)	(3,201)	127,927		128,113
Personal loans	231,929	(1,750)	(7,736)	—	285,709	(90,515)	(134,966)	14,684	297,355		231,929
Business loans	3,042	—	(347)	—	22,797	(809)	(2,726)	(7,375)	14,582		3,042
Agribusiness loans	1,554	—	—	—	—	—	(1,554)	—	—		1,554
Total	1,005,785	(65,384)	(181,618)	426	1,796,235	(441,049)	(813,085)	24,438	1,325,748		1,005,785

Consolidated					Opening balance at 01/01/2023	Settled contracts	Write-off for loss	Constitution/ (reversal)	Carrying amount 09/30/2023		Carrying amount 12/31/2022
Credit card					6,870,564	(3,674,399)	(655,521)	6,109,495	8,650,139		6,870,564
Real estate loans					6,251,812	(647,801)	(18,318)	1,942,117	7,527,810		6,251,812
Personal loans					5,463,783	(820,078)	(134,966)	2,154,319	6,663,058		5,463,783
Business loans					3,392,500	(5,849,536)	(2,726)	5,898,288	3,438,526		3,392,500
Agribusiness loans					719,669	(401,026)	(1,554)	446,979	764,068		719,669
Total					22,698,328	(11,392,840)	(813,085)	16,551,198	27,043,601		22,698,328

Summary of changes in expected losses by stage

Stage 1	Opening balance at 01/01/2023	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Write-off for loss	Constitution/ (Reversal)	Carrying amount 09/30/2023	Carrying amount 12/31/2022
Credit card	296,909	(243,134)	(52)	21,446	53	—	289,193	364,415	296,909
Real estate loans	66,484	(65,723)	(50)	25,679	7,554	—	7,978	41,922	66,484
Personal loans	98,516	(43,021)	—	2,311	864	—	16,910	75,580	98,516
Business loans	12,099	(2,080)	—	131	—	—	2,153	12,303	12,099
Agribusiness loans	11,606	(677)	—	—	—	—	603	11,532	11,606
	485,614	(354,635)	(102)	49,567	8,471	—	316,837	505,752	485,614

Stage 2	Opening balance at 01/01/2023	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Write-off for loss	Constitution/ (Reversal)	Carrying amount 09/30/2023	Carrying amount 12/31/2022
Credit card	174,466	(21,446)	(705,634)	243,134	—	—	538,650	229,170	174,466
Real estate loans	16,939	(25,679)	(52,921)	65,723	14,621	—	15,511	34,194	16,939
Personal loans	90,088	(2,311)	(143,397)	43,021	2,183	—	106,343	95,927	90,088
Business loans	899	(131)	(3,317)	2,080	31	—	1,348	910	899
Agribusiness loans	—	—	—	677	—	—	(7)	670	—
	282,392	(49,567)	(905,269)	354,635	16,835	—	661,845	360,871	282,392

Stage 3	Opening balance at 01/01/2023	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Write-off for loss	Constitution/ (Reversal)	Carrying amount 09/30/2023	Carrying amount 12/31/2022
Credit card	402,826	(53)	—	52	705,634	(655,521)	173,022	625,960	402,826
Real estate loans	19,127	(7,554)	(14,621)	50	52,921	(18,318)	11,926	43,531	19,127
Personal loans	127,149	(864)	(2,183)	—	143,397	(134,966)	75,509	208,042	127,149
Business loans	328	—	(31)	—	3,317	(2,726)	1,937	2,825	328
Agribusiness loans	976	—	—	—	—	(1,554)	578	—	976
	550,406	(8,471)	(16,835)	102	905,269	(813,085)	262,972	880,358	550,406

Consolidated					Opening balance at 01/01/2023	Write-off for loss	Constitution/ (Reversal)	Carrying amount 09/30/2023	Carrying amount 12/31/2022
Credit card					874,201	(655,521)	1,000,865	1,219,545	874,201
Real estate loans					102,550	(18,318)	35,415	119,647	102,550
Personal loans					315,753	(134,966)	198,762	379,549	315,753
Business loans					13,326	(2,726)	5,438	16,038	13,326
Agribusiness loans					12,582	(1,554)	1,174	12,202	12,582
					1,318,412	(813,085)	1,241,654	1,746,981	1,318,412